Loans Receivable	12 Months Ended
Dec. 31, 2024
Loans Receivable [Abstract]
LOANS RECEIVABLE

8. LOANS RECEIVABLE

Loans receivables consist of the following:

	December 31, 2024	December 31, 2023
Borrower A	-	281,694

Borrower A

On August 1, 2023, the Company made loans of RMB 2,000,000 ($281,694) to Borrower A with a term of five months. In January 2024, the Company collected the full outstanding balance. The loan was interest free.

On January 1, 2023, the Company made loans of RMB 1,900,000 ($267,609) to Borrower A with a term of six months. On May 1, 2023, the Company made another loans of RMB 2,000,000 ($281,694) to Borrower A with a term of four months. The Company collected the full outstanding balance in April and August 2023, respectively. Both loans were interest free.